General	6 Months Ended
Jun. 30, 2020
General [Abstract]
General

Note 1 - General

a.

Reporting entity

Nano Dimension Ltd. (the "Company") is an Israeli resident company incorporated in Israel. The address of the Company's registered office is 2 Ilan Ramon St., Ness Ziona, Israel. The unaudited condensed consolidated interim financial statements of the Company as of June 30, 2020 comprise the Company and its subsidiaries in Israel, in the United States and in Hong Kong (together referred to as the "Group"). The Company engages, by means of the subsidiary Nano Dimension Technologies Ltd. ("Nano–Technologies"), in the development and commercialization of a three-dimensional (3D) printer and nanotechnology based conductive and dielectric inks, which are supplementary products to the 3D printer. Since March 2016, American Depositary Shares ("ADSs") representing the Company's ordinary shares have been trading on the Nasdaq Capital Market.

b.	Since August 25, 2014, the Company has devoted substantially all of its financial resources to develop its products and has financed its operations primarily through the issuance of equity securities. The amount of the Company's future net profits or losses will depend, in part, on the rate of its future expenditures, its ability to generate significant revenues from the sale of its products, and its ability to obtain funding through the issuance of securities, strategic collaborations or grants. Starting in the fourth quarter of 2017, the Group began to commercialize its products and has generated revenues, mainly from sales of its 3D printers. The Group's ability to generate revenue and achieve profitability depends on its ability to successfully commercialize its products.